Intangible Assets - Schedule of Changes in Intangible Assets (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance		R$ 14,621	R$ 12,953	R$ 11,810
Additions		187	119	1,083
Disposals		(94)	(57)	(23)
Amotization		(1,055)	(956)	(829)
Transfers	[1]	1,590	2,562	912
Ending balance		15,249	14,621	12,953
Intangible Assets under Development [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		206	161	113
Additions		158	106	51
Disposals		(3)
Transfers	[1]	(165)	(61)	(3)
Ending balance		196	206	161
Temporary Easements Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		9	10	9
Amotization		(1)	(1)	(1)
Transfers	[1]			2
Ending balance		8	9	10
Onerous Concession [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		4	5	6
Amotization			(1)	(1)
Ending balance		4	4	5
Assets of Concession [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		13,555	11,807	11,674
Additions		3
Disposals		(81)	(57)	(23)
Amotization		(914)	(817)	(757)
Transfers	[1]	1,721	2,622	913
Ending balance		14,284	13,555	11,807
Assets of Concession GSF [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		832	966
Additions				1,032
Amotization		(135)	(134)	(66)
Ending balance		697	832	966
Other Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		15	4	8
Additions		26	13
Disposals		(10)
Amotization		(5)	(3)	(4)
Transfers	[1]	34	1
Ending balance		60	15	4
Useful Life Defined Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		14,415	12,792	11,697
Additions		29	13	1,032
Disposals		(91)	(57)	(23)
Amotization		(1,055)	(956)	(829)
Transfers	[1]	1,755	2,623	915
Ending balance		R$ 15,053	R$ 14,415	R$ 12,792

[1]	The main transfers were made between concession contract assets to Intangible assets: in 2022 of R$2,448 (R$902 in 2021).